Capital Management (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2019	Mar. 31, 2020
Disclosure of objectives, policies and processes for managing capital [abstract]
Proceeds from private placement of units	$ 4,000,000	$ 4,000,000
Number of units sold under private placement	13,114,754
Price per unit	$ 0.305